Stockholders' Equity (Deficit) - (Details Narrative) (10-K) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 01, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net proceeds from issuance of common stock				$ 25,101,000		$ 10,789,000
Options, intrinsic value for outstanding	$ 62,400	$ 89,200		62,400		89,200
Options, intrinsic value for exercisable	62,400	89,200		62,400		89,200
RSU Plan [Member]
Share based compensation				38,500		43,800
Stock based compensation unrecognised	$ 77,000	115,500		$ 77,000		115,500
Warrants [Member]
Warrants to purchase aggregate shares of common stock	400,000			400,000			88,335
Exercises price per share	$ 3.75			$ 3.75			$ 7.50
Term of warrants	5 years			5 years			5 years
Fair value of warrants	$ 453,800			$ 453,800			$ 167,400
Options and warrants vesting period				6 months			1 year
Consultant [Member]
Warrants to purchase aggregate shares of common stock							22,524
Exercises price per share							$ 0.40
Term of warrants							10 years
Fair value of warrants							$ 1,600
Options [Member]
Share based compensation				$ 76,600	0	71,900	5,500
Stock based compensation unrecognised	187,800	264,600		187,800		264,600
Options, intrinsic value for outstanding	537,000	973,800		537,000	0	973,800	0
Options, intrinsic value for exercisable	$ 424,000	$ 706,200		$ 424,000	$ 0	$ 706,200	$ 0
Options [Member] | Board of Directors and Employee [Member]
Stock issued during period shares				33,784		213,784	106,762
Share issued price per share	$ 2.22			$ 2.22			$ 0.40
Options and warrants vesting period							3 years
Stock options, term				10 years			10 years
Aggregated fair value of stock options				$ 100			$ 9,000
Options [Member] | Board of Directors and Employee [Member] | Minimum [Member]
Share issued price per share		$ 2.22				$ 2.22
Term of warrants		5 years				5 years
Options and warrants vesting period						1 year
Aggregated fair value of stock options						$ 343,700
Options [Member] | Board of Directors and Employee [Member] | Maximum [Member]
Share issued price per share		$ 6.50				$ 6.50
Term of warrants		10 years				10 years
Options and warrants vesting period						2 years
Initial Public Offering [Member]
Stock issued during period shares			2,031,705
Share issued price per share			$ 6.00
Number of common stock share sold			265,005
Gross proceeds from issuance common stock			$ 12,190,200
Net proceeds from issuance of common stock			$ 10,789,000
Warrants to purchase aggregate shares of common stock	88,335	88,335		88,335		88,335
Exercises price per share	$ 7.50	$ 7.50		$ 7.50		$ 7.50
Term of warrants	4 years	4 years		4 years		4 years
Fair value of warrants	$ 167,400	$ 167,400		$ 167,400		$ 167,400
Initial Public Offering [Member] | Olympic Views, LLC [Member]
Share issued price per share	$ 6.00	$ 6.00		$ 6.00		$ 6.00
Shares issued on conversion of debt	82,826	82,826
Value of shares issued on conversion of debt	$ 442,000	$ 442,000
Accrued interest	$ 55,000	$ 55,000		$ 55,000		$ 55,000